S000010309 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	114 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	14.53%		13.10%
Russell 2000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		15.15%	6.86%		8.09%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	[1]	13.46%	6.46%		10.04%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]	13.46%	5.47%		8.34%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]	7.97%	5.04%		7.78%
Class C
Prospectus [Line Items]
Average Annual Return, Percent		16.62%	6.58%		9.69%
Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent		18.78%	7.65%		10.79%
Class I
Prospectus [Line Items]
Average Annual Return, Percent		18.78%	7.68%		10.82%
Class Z
Prospectus [Line Items]
Average Annual Return, Percent	[2]	18.91%	7.77%		10.91%
Performance Inception Date	[2]			Jul. 01, 2015

[1]	After-tax returns: – Are shown for Class A shares only and will vary for the other Classes of shares because these Classes have different expense ratios; – Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and – Are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[2]
Inception date for Class Z shares: 7/1/15. Performance information for periods prior to the inception of Class Z shares is the performance of the Fund’s Class A shares adjusted to reflect the expenses of the Class Z shares.